FINANCIAL INSTRUMENTS (Details) $ in Thousands	3 Months Ended
	Sep. 30, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 12, 2017 subsidiary Rate
Derivative [Line Items]
Financial instruments (short-term): at fair value		$ 45,047	$ 503
Liabilities		16,213	48,618
Financial instruments (short-term): at fair value		5,279	108
Assets		10,633	8,347
Loans to related parties which are associates		310,144	314,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments (short-term): at fair value		0	248
Liabilities		1,811	5,109
Financial instruments (short-term): at fair value		0	108
Assets		5,459	5,136
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments (short-term): at fair value		0	255
Liabilities		86	553
Assets		5,174	3,211
Cross Currency Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments (short-term): at fair value		33,004	0
Liabilities		4,709	36,120
Cross Currency Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments (short-term): at fair value		12,043	0
Liabilities		0	6,836
Financial instruments (short-term): at fair value		5,279	0
Cross Currency Contract [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Liabilities		9,607	0
Seadrill [Member]
Derivative [Line Items]
Agreed Proportion of temporary reduction to daily charter rate | Rate				29.00%
Agreed Temporary Reduction in Daily Time Charter Rates, Period	5 years
Agreed Period of Charter Extension following Amendments	13 months
Number of drilling rigs owned by wholly-owned subsidiaries account for using the equity method | subsidiary				3
Agreed period of extension to bank loan term	4 years
Financial Guarantee [Member]
Derivative [Line Items]
Guarantor Obligations, Current Carrying Value		266,100	235,000
Seadrill [Member]
Derivative [Line Items]
Loans to related parties which are associates		$ 342,000	$ 317,800